Note 11 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of general hedge accounting [text block]
11	Derivative financial instruments

The fair value of derivative financial instruments (Gold loan) not traded in an active market is determined by using valuation techniques. These valuation techniques maximise the use of observable market data where available and were classified as level 2 in the fair value hierarchy. The fair value of derivative financial instruments traded in an active market were classified as level 1 in the fair value hierarchy. The company did not apply hedge accounting to the derivative financial instruments and all fair value losses were recorded in the consolidated statements of profit or loss and other comprehensive income. Transaction costs are recognised in profit or loss as incurred.

Derivative financial instrument expenses		2024	2023	2022
Put options	11.1.1	831	1,097	38
Gold purchase options		–	22	–
Gold loan		–	–	(228)
Call options (December 13, 2021)		–	–	(240)
Cap and collar options and Call options		–	–	832
Call options transaction costs (March 9, 2022)		–	–	796
Gold exchange-traded fund ("Gold ETF")		–	–	–
Net derivative financial instrument expense		831	1,119	1,198

Cash flows arising from investing activities		2024	2023	2022
Acquisition of Put options	11.1.1	(743)	(946)	(478)
Proceeds from derivative financial liabilities – Gold purchase options		–	178	–
Call options (March 9, 2022) acquisition		–	–	(176)
Call options (March 9, 2022) proceeds		–	–	416
		(743)	(768)	(238)

11	Derivative financial instruments (continued)

Cash flows arising from financing activities	2024	2023	2022
Gold loan repayment	–	–	(3,698)
	–	–	(3,698)

11.1	Derivative financial assets

		2024	2023
Put options	11.1.1	–	88
		–	88

11.1.1	Put options

From December 2022 to December 31, 2024 the Company had the following put options to hedge gold price risk:

Purchase date	Ounces hedged	Strike price	Period of hedge
December 22, 2022	16,672 oz	$1,750	December 2022 to May 2023
May 22, 2023	28,000 oz	$1,900	June to December 2023
December 19, 2023	12,000 oz	$1,950	January to March 2024
March 7, 2024	12,000 oz	$2,050	April to June 2024
April 10, 2024	12,000 oz	$2,100	July to September 2024
October 4, 2024	12,000 oz	$2,600	October to December 2024

On September 29, 2023 and October 6, 2023 the Company purchased two gold purchase options of 1,000 ounces each at a market price of $1,875 and $1,841 per ounce.

During February, 2025 the Company purchased Asian put options to hedge 43,439 ounces of gold, spread according to our planned production profile, over a period of eleven months from February to December 2025 at a strike price of $2,600.

The put options were entered into to protect the Company against gold prices lower than the strike price over the period hedged. The options are “out-of-the-money" put options which lock in a minimum price over the number of ounces that are subject to the hedge for an initial option price. These arrangements carry no further financial obligations, such as margin calls.

All put options were classified as level 1 in the fair value hierarchy.